Earnings per share - Narrative (Details) - shares	2 Months Ended	12 Months Ended
	Feb. 25, 2021	Dec. 31, 2020
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Performance or restricted period		3 years
Ordinary Shares
Earnings per share [line items]
Number of ordinary shares outstanding (in shares)		20,264,027,711
Ordinary Shares | Subsequent Event
Earnings per share [line items]
Net increase in the number of ordinary shares outstanding (in shares)	66,249,231
Decrease in number of ordinary shares outstanding (in shares)	29,718,486